Note 3 - Transactions With Related Parties (Details Textual) € in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($) shares	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 14, 2022	Jan. 01, 2018
Management Fees Related Parties					$ 30,061,000	$ 21,892,000
Voyage Expenses Related Parties					6,636,000	7,740,000
General Administrative Expenses Related Parties					$ 4,197,000	5,699,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel	$ 1,020.000
Management Fee Per Day, Per Vessel Under Bareboat Charter	510
Construction Supervisory Fee	$ 840,000
Commission Charged on Charter Hire Agreements	1.25%				1.25%
Quarterly Fee to Related Parties	$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares	149,600
Management Fees Related Parties					$ 21,024,000	21,892,000
Voyage Expenses Related Parties					6,987,000	5,979,000
Fair Value of Shares Issued to Manager					$ 2,854,000	4,360,000
Stock Issued During Period, Shares, New Issues (in shares) | shares					299,200
Working Capital Security					$ 5,250,000			$ 5,625,000
Total Charges by Manager to Companys Affiliates					1,558,000	881,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security					5,100,000			5,250,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security					150,000			375,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End					1,333,000	1,333,000
V.Ships Greece Ltd. [Member]
Working Capital Security Per Vessel					75,000
Other Third-party Managers [Member]
Working Capital Security Per Vessel					50,000
Costamare Shipping [Member]
Accounts Receivable, after Allowance for Credit Loss					484,000			3,581,000
Costamare Services [Member]
Accounts Payable, Current					979,000			1,380,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties					337,000	385,000
Percentage Ownership										50.00%
Annual Fee to Related Parties | €							€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €							€ 1,281
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 165
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties					321,000	367,000
Percentage Ownership			50.00%
Vessels Under Time Charter			5
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Accounts Payable, Current					0			0
General Administrative Expenses Related Parties					9,000	6,000
Related Party Transaction, Amounts of Transaction						$ 8,000
Local Agencies [Member] | Service Agreements [Member]
Management Fees Related Parties					8,420,000
Accounts Receivable, after Allowance for Credit Loss					352,000			257,000
Accounts Payable, Current								$ 952,000
Related Party Transaction, Percentage Mark Up									11.00%
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Parent				51.00%
Neptune Global Finance Ltd. (“NGF”) [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Management Fees Related Parties					617,000
Accounts Receivable, after Allowance for Credit Loss					0
Accounts Payable, Current					0
Fee Percentage on Contributed Capital Invested				1.50%
Fee Percentage on Committed Capital to be Invested				0.80%
Neptune Maritime Leasing Limited (“NML”) [Member] | Neptune Global Finance Ltd. (“NGF”) [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner				49.00%
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss					0
Accounts Payable, Current					$ 0
Annual Fee to Related Parties				$ 250,000